Supplementary Information to Consolidated Statements of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2025
Supplementary Information to Consolidated Statements of Cash Flows [Abstract]
Summary of Supplementary Information to Consolidated Statement of Cash Flows
For the
Year ended December 31
millions of dollars 2025 2024
Changes in non-cash working capital
Inventory
$ (63) $
38
Receivables and other current assets
(703) (154)
Accounts payable
(40)
536
Other current liabilities
49
32
Total
non-cash working capital
$ (757) $
452
For the
Year ended December 31
millions of dollars 2025 2024
Supplemental disclosure of cash paid
Interest $
1,003 $
989
Income taxes
Canada - Federal
$
32 $
27
United States
9
7
Total
Income taxes paid
$
41 $
34
Supplemental disclosure of non-cash activities
Common share dividends reinvested $
292 $
291
Accrued proceeds from disposal of investment subject to significant influence $
4 $
25
Decrease in accrued capital expenditures $ (54) $ -
Supplemental disclosure of operating activities
Net change in short-term regulatory assets and liabilities $
277 $ (118)